Other Current Assets and Other Current Financial Assets - Summary of Other Current Assets (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Other Current Assets [abstract]
Prepaid expenses	$ 2,201	$ 2,714
Recoverable taxes	268	316
Agreements with customers	294	146
Licenses	575	146
Assets classified as held for sale	197	49
Other	553	49
Other current assets	$ 4,088	$ 3,420